SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details) - USD ($)			12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted cash
Restricted cash			$ 20,900,000	$ 200,000
Inventories
Inventory write-down			0	0	$ 1,956,000
Property, Plant and Equipment
Interest expense capitalized			0	0	300,000
Prepaid land use rights
Lease expense			1,200,000	800,000	700,000
Impairment of long-lived assets
Long-lived asset impairment			0	0	0
Revenue recognition
Accounts receivable, net, current			0	0
Government subsidies
Unrestricted cash government subsidies			3,200,000	1,100,000	500,000
Government grants related to fixed assets			0	0	400,000
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB			3,531,900,000	1,002,000,000.0
Share-based compensation			315,000,000.0	10,100,000	17,900,000
Contract with customer, liability			275,168,000	293,619,000
Contract with customer, liability, revenue recognized	$ 203,000,000.0	$ 37,800,000
Advances from customers expected to be recognized in revenue			122,000,000.0
Shipping and Handling
Shipping and handling
Cost of goods and services sold			$ 15,900,000	$ 8,300,000	$ 8,600,000